UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: September 30 ,2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Staar General Bond Fund
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 75.75%

Commerce-Banks Central US - 6.67%
64,000	Bank of Oklahoma, 5.750%, 05/15/2017	$ 60,848
50,000	GE Capital Retail Bank CD, 1.750%, 04/02/2017	50,000
50,000	GE Capital Retail Bank CD, 2.000%, 04/13/2018	50,006
		160,854
Commerce-Banks Eastern US - 15.31%
75,000	American Express Centurion CD, 1.550%, 12/22/2014	75,579
50,000	American Express Centurion CD, 1.400%, 10/06/2014	50,363
50,000	Discover Bank CD, 1.450%, 03/01/2017	50,586
40,000	Discover Bank CD, 1.750%, 04/04/2017	40,252
50,000	Goldman Sachs Bank CD, 1.650%, 10/05/2015	50,877
50,000	Goldman Sachs Bank CD, 1.700%, 02/08/2017	50,717
50,000	Goldman Sachs Bank CD, 1.750%, 12/21/2015	50,677
		369,051
Commerce-Banks Southern US - 1.27%
30,000	Regions Financial Corp., 4.875%, 04/26/2013	30,600

Commercial Banks-Non US - 5.23%
75,000	Abbey National Treasury Service, 2.875%, 04/25/2014	75,915
50,000	BNP Paribas S.A., 2.125%, 12/21/2012	50,175
		126,090
Computer Equipment - 1.04%
25,000	Hewlett Packard Co., 1.550%, 05/30/2014	25,143

Diversified Banking Institution - 13.08%
75,000	Bank of America Corp., 4.500%, 04/01/2015	80,339
100,000	Citigroup, Inc., 5.000%, 09/15/2014	105,472
25,000	Goldman Sachs Group, Inc., 3.700%, 08/01/2015	26,368
25,000	JP Morgan Chase & Co., 2.600%, 01/15/2016	25,966
50,000	Morgan Stanley, 3.450%, 11/02/2015	51,238
25,000	Morgan Stanley, 4.750%, 04/01/2014	25,880
		315,263
Electric Services - 2.11%
50,000	LG&E KU Energy LCC, 2.125%, 11/15/2015	50,935

Finance Investor Broker-Banker - 4.53%
100,000	Merrill Lynch, 6.050%, 05/16/2016 MTN	109,263

Medical-HMO - 4.37%
100,000	United Health Group, 4.750%, 02/10/2014	105,275

Multi-Line Insurance - 7.52%
25,000	American International Group, 3.650%, 01/15/2014	25,738
25,000	Genworth Financial, Inc., 4.950%, 10/01/2015	25,667
50,000	Genworth Financial, Inc., 5.750%, 06/15/2014	51,404
75,000	Hartford Financial Services Group, Inc., 4.750%, 03/01/2014	78,433
		181,242
Oil Refining & Marketing - 1.38%
30,000	Sunoco, Inc., 5.750%, 01/15/2017	33,188

Printing-Commercial - 1.28%
30,000	Donnelley R.R. & Sons, Co., 4.950%, 04/01/2014	30,975

Retail-Consumer Electronics - 1.19%
30,000	Best Buy Co., Inc., 3.750%, 03/15/2016	28,722

Sovereign Agency - 5.19%
39,000	Federal Farm Credit Bank, 4.750%, 12/12/2013	41,101
80,000	Federal National Mortgage Association, 2.625%, 11/20/2014	83,992
		125,093
Steel-Producers - 2.05%
50,000	Arcelormittal MTNA, 3.750%, 03/01/2016	49,371

Telephone-Integrated - 1.39%
30,000	CenturyLink, Inc., 6.000%, 04/01/2017	33,608

Tobacco - 2.13%
50,000	Philip Morris International, Inc., 4.875%, 05/16/2013	51,370

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,790,877) - 75.75%		1,826,043

EXCHANGE TRADED FUNDS - 12.31%

Government/Agency Bonds - 6.06%
1,200	iShares Lehman Tips Bond	146,112

Mortgage Backed Securities - 6.25%
3,850	Vanguard Mortgage-Backed Securities	150,676

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $272,646) - 12.31%		296,788

REAL ESTATE INVESTMENT TRUSTS - 4.38%
100,000	Health Care REIT, Inc., 3.625%, 3/15/2016	105,553

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $97,500) - 4.38%		105,553

REVENUE BONDS - 4.19%
50,000	Puerto Rico Infrastructure Fing Auth Revenue 2.990%, 06/15/2013	50,402
50,000	Government Development Bank for Puerto Rico, 3.8775%, 02/01/2012	50,699

TOTAL FOR REVENUE BONDS (Cost $100,374) - 4.19%		101,101

SHORT TERM INVESTMENTS - 2.56%
61,805	Federated Prime Obligation Fund-Institutional Shares 0.15% ** (Cost $61,805)	61,805

TOTAL INVESTMENTS (Cost $2,323,202) - 99.20%		$ 2,391,290

OTHER ASSETS LESS LIABILITIES - 0.80%		19,299

NET ASSETS - 100.00%		$ 2,410,589

** Variable rate security; the coupon rate shown represents the yield at September 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,323,202 amounted to $68,087, which consisted of aggregate gross unrealized appreciation of $74,209 and aggregate gross unrealized depreciation of $6,122.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$296,788	$0	$0	$296,788
Convertible Bonds	$0	$1,826,043	$0	$1,826,043
REITS	105,553	$0	$0	$105,553
Revenue Bonds	101,101	$0	$0	101,101
Cash Equivalents	$61,805	$0	$0	$61,805
Total	$565,247	$1,826,043	$0	$2,391,290

	Staar Short-Term Bond Fund
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 75.77%

Commerce-Banks Eastern US - 13.90%
50,000	American Express Centurion CD, 1.150%, 12/23/2013	$ 50,277
100,000	American Express Centurion CD, 1.550%, 12/22/2014	100,772
25,000	Goldman Sachs Bank CD, 1.150%, 08/24/2015	24,914
		175,963
Commerce-Banks Western US - 9.55%
38,000	Capmark Bank CD, 5.000%, 07/02/2013	39,279
50,000	GE Capital Financial CD, 1.300%, 06/16/2014	50,295
30,000	Morgan Stanley CD, 4.250%, 12/26/2013	31,308
		120,882
Commercial Banks-Non US -3.92%
50,000	BBVA US SNR SA Uniper, 3.250%, 05/16/2014	49,616

Computer Equipment - 3.97%
50,000	Hewlett Packard Co., 1.550%, 05/302014	50,286

Diversified Banking Institution - 12.34%
50,000	Bank of America Corp., 5.125%, 11/15/2014	53,751
50,000	Morgan Stanley, 2.875%, 01/24/2014	50,665
50,000	Morgan Stanley, 4.750%, 04/01/2014	51,760
		156,176
Finance-Auto Loans - 3.92%
50,000	Ford Motor Credit Co., LLC, 2.000%, 09/20/2015	49,636

Finance Investor Broker-Banker - 1.99%
25,000	Jefferies Group, Inc., 3.875%, 11/09/2015	25,156

Food Miscellaneous/Diversified - 4.03%
50,000	Kraft Foods, Inc., 6.000%, 02/11/2013	50,944

Multi-Line Insurance - 8.12%
50,000	Genworth Financial, Inc., 4.950%, 10/01/2015	51,334
50,000	Genworth Financial, Inc., 5.750%, 06/15/2014	51,404
		102,738
Sovereign Agency - 6.11%
25,000	Federal Farm Credit Bank, 4.600%, 12/27/2012	25,265
25,000	Federal Home Loan Bank, 4.000%, 12/13/2013	26,130
25,000	Federal National Mortgage Association, 4.220%, 09/26/2013	25,987
		77,382
Telephone-Integrated - 7.91%
100,000	Telefonica S.A., 2.582%, 04/26/2013	100,125

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $960,822) - 75.77%		$ 958,904

EXCHANGE TRADED FUNDS - 8.58%

Corporate/Preferred - 1.90%
300	Vanguard Short-Term Corporate Bond Index Fund	24,099

Government/Agency Bonds - 6.68%
1,000	iShares Lehman 1-3 Year Treasury Bond	84,500

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $107,649) - 8.58%		$ 108,599

REVENUE BOND - 7.96%
100,000	Puerto Rico Infrastructure Fing Auth Revenue, 2.990%, 06/15/2013	100,804

TOTAL FOR REVENUE BOND (Cost $100,498) - 7.96%		$ 100,804

SHORT TERM INVESTMENTS - 7.21%
91,229	Federated Prime Obligations Fund-Institutional Shares 0.15% ** (Cost $91,229)	91,229

TOTAL INVESTMENTS (Cost $1,260,198) - 99.52%		1,259,536

OTHER ASSETS LESS LIABILITIES - 0.48%		6,070

NET ASSETS - 100.00%		$ 1,265,606

** Variable rate security; the coupon rate shown represents the yield at September 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2012 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,260,198 amounted to $662, which consisted of aggregate gross unrealized appreciation of $12,306 and aggregate gross unrealized depreciation of $12,968.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Commercial Paper	$0	$0	$0	$0
Exchange Traded Funds	$108,599	$0	$0	$108,599
Convertible Bonds	$0	$958,904	$0	$958,904
Revenue Bonds	$100,804	$0	$0	$100,804
Cash Equivalents	$91,229	$0	$0	$91,229
Total	$300,632	$958,904	$0	$1,259,536

	Staar Larger Company Stock Fund
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 15.76%

Agricultural Chemicals - 0.37%
200	Mosaic Co.	$ 11,522

Air Courier Services - 0.27%
200	FedEx Corp.	8,462

Beverages - 0.68%
300	Pepsico, Inc.	21,231

Computer & Office Equipment - 0.67%
100	International Business Machines Corp.	20,745

Computer Storage Devices - 0.70%
800	EMC Corp. *	21,816

Converted Paper & Paperboard Products - 0.55%
200	Kimberly Clark Corp.	17,156

Crude Petroleum & Natural Gas - 0.45%
200	Anadarko Petroleum Corp.	13,984

Electric Services - 1.86%
300	First Energy Corp.	13,230
900	PPL Corp.	26,145
400	Southern Co.	18,436
		57,811
Electronic Connectors - 0.57%
300	Amphenol Corp. Class-A	17,664

Heating Equipment, Except Electric, Warm Air & Plumbing Fixtures - 0.37%
200	Beam, Inc.	11,508

Laboratory Analytical Instruments - 0.27%
100	Waters Corp. *	8,333

Men's and Boys' Furnishings, Work Clothing, & Allied Garment - 1.03%
200	V.F. Corp.	31,872

National Commercial Banks - 0.44%
400	Wells Fargo & Co.	13,812

Oil & Gas Field Machinery & Equipment - 0.52%
200	National Oilwell Varco, Inc.	16,022

Petroleum Refining - 0.60%
200	BP Prudhoe Bay Royalty Trust	18,770

Retail-Variety Stores - 0.65%
200	Costco Wholesale Corp.	20,032

Semiconductors & Related Devices - 0.53%
500	Microchip Technology, Inc.	16,370

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.22%
100	Procter & Gamble Co.	6,936

TOTAL FOR COMMON STOCK (Cost $272,786) - 15.76%		$ 334,046

EXCHANGE TRADED FUNDS - 20.58%

Growth: Large Cap - 7.43%
900	iShares S&P 500 Index	$ 129,960
700	SPDRs Trust Series 1	100,779
		230,739
Growth: Mid Cap - 6.21%
3,100	iShares Russell Midcap Growth Index Fund	192,665

Sector Fund: Energy - 0.13%
100	iShares S&P North American Natural Resources	3,951

Sector Fund: Health & Biotech - 2.56%
200	iShares Dow Jones US Healthcare Sector Index	16,918
600	iShares Dow Jones US Medical Devices Index	41,250
150	iShares Nasdaq Biotechnology	21,388
		79,556
Sector Fund: Real Estate - 1.04%
200	iShares Dow Jones US Real Estate	12,876
300	Vanguard REIT Index	19,491
		32,367
Sector Fund: Undefined Equity - 1.14%
700	Consumer Staples Select Sector SPDR	25,078
200	Market Vectors-Agribusiness	10,358
		35,436

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $480,605) - 20.58%		$ 574,714

OPEN-END MUTUAL FUNDS - 64.31%

7,082	AF Fundamental Investors Fund Class F-1	$ 284,006
17,354	Brown Advisory Growth Equity Fund Institutional *	257,534
3,470	Calamos Growth Fund Class-A	182,351
12,024	Franklin Rising Dividends Fund Class-A	455,236
3,509	Heartland Select Value	101,565
4,435	Mairs & Power Growth Fund	368,407
18,028	Yacktman Funds	347,399

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,356,252) - 64.31%		$ 1,996,498

REAL ESTATE INVESTMENT TRUSTS - 0.69%

300	American Tower Corp.	$ 21,417

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $18,745) - 0.69%		$ 21,417

SHORT TERM INVESTMENTS - 0.22%
174,593	Federated Prime Obligations Fund-Institutional Shares 0.15% ** (Cost $174,593)	174,593

TOTAL INVESTMENTS (Cost $2,302,981) - 99.93%		3,101,268

OTHER ASSETS LESS LIABILITIES - 0.07%		3,011

NET ASSETS - 100.00%		$ 3,104,279

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,302,981 amounted to $798,282, which consisted of aggregate gross unrealized appreciation of $803,296 and aggregate gross unrealized depreciation of $5,014.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$334,046	$0	$0	$334,046
Exchange Traded Funds	$574,714	$0	$0	$574,714
REIT	$21,417	$0	$0	$21,417
Mutual Funds	$1,996,498	$0	$0	$1,996,498
Cash Equivalents	$174,593	$0	$0	$174,593
Total	$3,101,268	$0	$0	$3,101,268

	Staar Smaller Company Stock Fund
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 5.56%

Asset Management - 0.51%
2,500	Wisdom Tree Investments *	$ 16,750

Computer Communications Equipment - 0.23%
300	Black Box Corp.	7,656

Crude Petroleum & Natural Gas - 0.31%
1,500	Pengrowth Energy Corp.	10,110

Footwear, (No Rubber) - 0.27%
200	Steve Madden Ltd. *	8,744

Miscellaneous Food Preparation - 1.04%
6,000	Inventure Foods, Inc. *	34,140

Pharmaceutical Preparations- 0.59%
6,000	Apricus Biosciences, Inc. *	19,560

Railroad Equipment - 0.43%
500	American Railcar Industries, Inc. *	14,170

Semiconductors & Related Devices - 0.72%
400	NVE Corp. *	23,676

Surgical & Medical Instruments - 0.37%
200	ICU Medical, Inc. *	12,096

Telephone Communications - 0.21%
5,000	Elephant Talk Communications Corp. *	6,900

Trucking (No Local) - 0.17%
200	Con-Way, Inc.	5,474

Wholesale-Hardware & Plumbing - 0.46%
200	Watsco, Inc.	15,158

Wholesale-Misc Durable Goods - 0.25%
200	Pool Corp.	8,316

TOTAL FOR COMMON STOCK (Cost $162,545) - 5.56%		$ 182,750

EXCHANGE TRADED FUNDS - 28.69%

Growth: Small Cap - 13.99%
600	iShares Russell 2000 Index Fund	$ 50,064
800	iShares Russell 2000 MicroCap Index	42,272
4,400	iShares S&P Smallcap 600 Growth	367,884
		460,220
Sector Fund: Environment Friendly - 0.45%
300	Market Vectors Environmental Service Index	14,832

Sector Fund: Utility - 0.26%
500	PowerShares Global Water Portfolio	8,650

Value: Mid Cap - 1.27%
700	WisdomTree Midcap Earnings Fund	41,629

Value: Small Cap - 12.72%
1,900	iShares Russell 2000 Value Index Fund	140,486
5,500	WisdomTree Smallcap Dividend Fund	277,915
		418,401

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $801,256) - 28.69%		$ 943,732

OPEN-END MUTUAL FUNDS - 59.79%

8,466	Columbia Acorn Fund Class-Z	$ 263,896
10,510	Franklin MicroCap Value Fund Class-A	343,058
5,909	Keeley Small Cap Value Fund Class-A *	159,610
15,158	Royce MicroCap Investment Fund	236,772
8,248	Satuit Capital MicroCap Fund Class-A *	274,331
13,178	The Aberdeen Small Cap Fund Class-A *	210,446
81,795	Wasatch Smallcap Value Fund *	311,640
12,262	William Blair Value Discovery Fund I	167,006

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,776,775) - 59.79%		$ 1,966,759

REAL ESTATE INVESTMENT TRUSTS - 1.29%
500	Eastgroup Properties, Inc.	26,600
1,500	Medical Properties Trust, Inc.	15,675

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $33,422) - 1.29%		$ 42,275

SHORT TERM INVESTMENTS - 4.62%
151,826	Federated Prime Obligations Fund-Institutional Shares 0.15% ** (Cost $151,826)	151,826

TOTAL INVESTMENTS (Cost $2,925,824) - 99.93%		3,287,342

OTHER ASSETS LESS LIABILITIES - 0.07%		2,162

NET ASSETS - 100.00%		$ 3,289,504

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,925,824 amounted to $361,512, which consisted of aggregate gross unrealized appreciation of $491,133 and aggregate gross unrealized depreciation of $129,621.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$182,750	$0	$0	$182,750
Exchange Traded Funds	$943,732	$0	$0	$943,732
REITS	$42,275	$0	$0	$42,275
Mutual Funds	$1,966,759	$0	$0	$1,966,759
Cash Equivalents	$151,826	$0	$0	$151,826
Total	$3,287,342	$0	$0	$3,287,342

	Staar International Fund
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 4.27%

Beverages - 1.31%
300	Diago Plc ADR	$ 33,819

Electronic & Other electrical - 0.39%
100	Siemens AG ADR	10,015

Meat Packing Plants - 0.34%
500	BRF Brasil Foods S.A. ADR	8,650

Services-Business Services, NEC - 1.36%
500	Accenture Plc. Class-A	35,015

Services-Equipment Rental & Leasing - 0.59%
500	Textainer Group Holding Ltd.	15,275

Switchgear & Switchboard Apparatus - 0.29%
400	ABB Ltd. ADR	7,480

TOTAL FOR COMMON STOCK (Cost $86,825) - 4.27%		$ 110,254

EXCHANGE TRADED FUNDS - 17.47%

Emerging Markets: Equity - 1.44%
900	iShares MSCI Emerging Markets Index Fund	$ 37,193

Equity: Blend - 0.89%
600	WisdomTree DIEFA High Yield Equity Fund	22,980

Equity: Large Cap - 3.43%
1,500	WisdomTree International Dividend Top 100 Fund	60,060
600	WisdomTree International Small Cap Dividend Fund	28,350
		88,410
International Country Fund - 5.25%
1,100	iShares MSCI Australia Index Fund	26,169
200	iShares MSCI Brazil Index	10,812
500	iShares MSCI Japan Index Fund	4,585
2,000	iShares MSCI Malaysia Index Fund	29,150
1,800	iShares MSCI Singapore Index Fund	24,138
500	iShares MSCI Taiwan Index	6,690
500	WisdomTree Australia Dividend Fund	26,305
400	WisdomTree India Earnings Fund	7,576
		135,425
International Equity - 4.10%
2,700	Builders Emerging Markets 50 ADR Index	105,867

International Region Fund - 1.32%
800	iShares S&P Latin American 40 Index Fund	34,064

Investment Management - 1.04%
900	iShares MSCI Indonesia Investable Market Index Fund	26,883

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $442,393) - 17.47%		$ 450,822

OPEN-END MUTUAL FUNDS - 72.43%
8,252	American Europacific Growth Fund Class-F-1	$ 325,946
9,690	Calamos International Growth Class-A *	169,283
4,914	Harbor International Institutional Class	288,966
4,978	Putnam International Capital Opportunity Fund Class-A	158,010
18,166	Sextant International Fund	269,214
13,251	T. Rowe Price International Growth & Income Fund	165,636
12,485	Templeton Developing Markets Fund Class-A	284,411
14,997	The Aberdeen International Equity Fund Institutional Service Class	207,859

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,340,331) - 72.43%		$ 1,869,325

SHORT TERM INVESTMENTS - 5.86%
151,104	Federated Prime Obligations Fund-Institutional Shares 0.15% ** (Cost $151,104)	151,104

TOTAL INVESTMENTS (Cost $2,059,531) - 100.03%		2,581,505

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03%)		(807)

NET ASSETS - 100.00%		$ 2,580,698

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2012.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At September 30, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,059,531 amounted to $618,932, which consisted of aggregate gross unrealized appreciation of $632,436 and aggregate gross unrealized depreciation of $13,504.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$110,254	$0	$0	$110,254
Exchange Traded Funds	$450,822	$0	$0	$450,822
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$1,869,325	$0	$0	$1,869,325
Cash Equivalents	$151,104	$0	$0	$151,104
Total	$2,581,505	$0	$0	$2,581,505

	Staar Alternative Categories Fund
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 12.28%

Air Courier Services - 0.59%
200	FedEx Corp.	$ 16,924

Asset Management - 0.23%
1,000	WisdomTree Investment, Inc. *	6,700

Beverages - 1.17%
300	Diago Plc ADR	33,819

Computer Storage Devices - 0.66%
700	EMC Corp. *	19,089

Converted Paper & Paper Products (No Containers/Boxes) - 0.15%
50	Kimberly Clark Corp.	4,289

Crude Petroleum & Natural Gas - 0.84%
200	Anadarko Petroleum Corp.	13,984
1,500	Pengrowth Energy Corp.	10,110
		24,094
Electric Services - 1.39%
900	PPL Corp.	26,145
300	Southern Co.	13,827
		39,972
Laboratory Analytical Instruments - 0.29%
100	Waters Corp. *	8,333

Larger Co. Stocks - 0.60%
200	Apache Corp.	17,294

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 0.55%
100	V.F. Corp.	15,936

Miscellaneous Food Preparation - 0.89%
4,500	Inventure Foods, Inc. *	25,605

Petroleum Refining - 1.14%
350	BP Prudhoe Bay Royalty Trust Co.	32,848

Pharmaceutical Preparations - 0.47%
400	Bristol Myers Squibb Co.	13,500

Retail-Variety Stores - 0.70%
200	Costco Wholesale Corp.	20,032

Semiconductors & Related Devices - 0.62%
300	NVE Corp. *	17,757

Services-Business Services, NEC - 0.73%
300	Accenture Plc. Class-A	21,009

Services-Equipment Rental & Leasing, NEC - 0.64%
600	Textainer Group Holding Ltd.	18,330

Surgical & Medical Instruments - 0.63%
300	ICU Medical, Inc. *	18,144

TOTAL FOR COMMON STOCK (Cost $263,712) - 12.28%		$ 353,675

EXCHANGE TRADED FUNDS - 32.57%

Emerging Market: Equity - 0.43%
300	iShares MSCI Emerging Markets Index Fund	12,398

Growth: Large Cap - 5.51%
800	iShares S&P Index Fund	115,520
300	SPDR S&P 500	43,191
		158,711
Growth: Mid Cap - 8.63%
4,000	iShares Russell Midcap Growth Index Fund	248,600

Growth: Small Cap - 1.42%
300	iShares Russell 2000 Index Fund	25,032
300	iShares Russell MicroCap Index Fund	15,852
		40,884
International Country Fund - 2.78%
1,200	iShares MSCI Australia Index Fund	28,548
200	iShares MSCI Brazil Index Fund	10,812
100	iShares MSCI Chile Investable Market Index Fund	6,212
900	iShares MSCI Malaysia Index Fund	13,118
600	iShares MSCI Singapore Index Fund	8,046
1,000	iShares MSCI Taiwan Index Fund	13,380
		80,116
International Equity - 1.36%
1,000	Builders Emerging Markets 50 ADR Index Fund	39,210

International Region Fund - 0.76%
300	SPDR S&P Emerging Asia Pacific Fund	21,843

Sector Fund: Energy - 0.14%
100	iShares S&P Global Energy Sector Index Fund	3,933

Sector Fund: Environment Friendly - 0.69%
400	Market Vectors Environmental Service	19,776

Sector Fund: Health & Biotech - 3.68%
200	iShares DJ US Health Care Sector Index Fund	16,918
600	iShares DJ US Medical Devices Index Fund	41,250
200	iShares NASDAQ Biotechnology Index Fund	28,518
300	iShares S&P Global Healthcare Sector Index Fund	19,251
		105,937
Sector Fund: Real Estate - 1.80%
800	Vanguard REIT Index	51,975

Sector Fund: Technology - 1.44%
600	iShares S&P Global Technology Sector Fund	41,484

Sector Fund: Undefined Equity - 2.28%
600	IQ Global Agribusiness Small Cap ETF *	14,736
200	iShares S&P Global Consumer Staples Index Fund	14,784
700	Market Vectors-Agribusiness	36,253
		65,773
Sector Fund: Utility - 1.03%
600	iShares S&P Global Infrastructure Fund	21,150
500	PowerShares Global Water Portfolio	8,650
		29,800
Value: Mid Cap - 0.62%
300	WisdomTree Midcap Earnings Fund	17,841

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $813,095) - 32.57%		$ 938,281

OPEN-END MUTUAL FUNDS - 44.04%

1,843	American Smallcap World Fund Class-F-1	$ 71,751
8,301	Franklin Mutual Discovery Fund Class-A	245,537
5,985	Franklin Natural Resources Fund Class-A	201,990
12,679	Live Oak Health Sciences Fund	188,283
7,608	Matthews Asian Growth & Income Fund	136,876
1,779	Permanent Portfolio Fund	88,112
2,480	Vanguard Energy Fund	151,880
1,245	Vanguard Health Care Fund	184,369

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $898,607) - 44.04%		$ 1,268,798

REAL ESTATE INVESTMENT TRUSTS - 1.17%
250	American Tower Corp.	$ 17,847
300	Eastgroup Properties, Inc.	15,960

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $27,551) - 1.17%		$ 33,807

SHORT TERM INVESTMENTS - 9.90%
285,135	Federated Prime Obligations Fund-Institutional Shares 0.15%** (Cost $285,135)	285,135

TOTAL INVESTMENTS (Cost $2,288,100) - 99.95%		$ 2,879,696

OTHER ASSETS LESS LIABILITIES - 0.05%		1,527

NET ASSETS - 100.00%		$ 2,881,223

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2012.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At September 30, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,288,100 amounted to $591,572, which consisted of aggregate gross unrealized appreciation of $607,124 and aggregate gross unrealized depreciation of $15,552.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$353,675	$0	$0	$353,675
Exchange Traded Funds	$938,281	$0	$0	$938,281
REITS	$33,807	$0	$0	$33,807
Mutual Funds	$1,268,798	$0	$0	$1,268,798
Cash Equivalents	$285,135	$0	$0	$285,135
Total	$2,879,696	$0	$0	$2,879,696

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 11/14/2012

The STAAR Investment Trust

(Registrant)

Date 11/14/2012